Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings.
Borrowings

19. Borrowings

All borrowings are initially recorded at fair value, net of transaction costs. Borrowings are subsequently carried at amortised cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognised as a charge to the income statement over the period of the relevant borrowing.

Right of use assets

The carrying value of the Group’s right of use assets, depreciation charge for the year and additions during the year are disclosed in Note 13 ‘Right of use assets’.

Lease liabilities

The corresponding liability to the lessor is recognised as a lease obligation within short and long-term borrowings. The carrying amount is subsequently increased to reflect interest on the lease liability and reduced by lease payments made.

For calculating the discounted lease liability on leases, the implicit rate in the lease is used. If this is not available, the incremental borrowing rate with a lease specific adjustment is used. Finance costs are charged to the income statement to produce a constant periodic rate of charge on the remaining balance of the obligations for each accounting period.

Variable rents are not part of the lease liability and the right of use asset. These payments are charged to the income statement as incurred. Short-term and low value leases are not capitalised, and lease rentals are also charged to the income statement as incurred.

Composition of borrowings

	2022			2021
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	(302)	–	(302)	–	–	–
Loan and overdrafts	(91)	–	(91)	(49)	–	(49)
Lease liabilities	(44)	(117)	(161)	(30)	(87)	(117)
Non-voting preference shares	–	(25)	(25)	–	–	–
Bonds	–	(9,861)	(9,861)	–	–	–
Total	(437)	(10,003)	(10,440)	(79)	(87)	(166)

					Carrying value
Bonds[1]	Currency	Nominal value	Redeemable	Nominal interest	2022 £m	2021 £m
Sterling Eurobond		£300	2028	2.875%	299	–
Sterling Eurobond		£400	2038	3.375%	398	–
Euro Eurobond		€850	2026	1.250%	694	–
Euro Eurobond		€750	2030	1.750%	663	–
Euro Eurobond		€750	2034	2.125%	659	–
USD callable bond due 2024		$700	2024	3.024%	581	–
USD floating rate callable notes due 2024		$300	2024	SOFR + 0.89%	249	–
USD Bond		$1,750	2025	3.125%	1,385	–
USD Bond		$2,000	2027	3.375%	1,653	–
USD Bond		$1,000	2029	3.375%	822	–
USD Bond		$2,000	2032	3.625%	1,652	–
USD Bond		$1,000	2052	4.000%	806	–
Total					9,861	–

1	These instruments contain a variety of different features including early redemption options, call options, put options and mandatory early redemption options, which depend on different triggering events such as change in control, change in laws, regulations and tax law. These features are considered embedded derivatives. These features have not been accounted for separately from the instruments as they are considered closely related to the bonds.

Short-term borrowings

In August 2022, the Group established a £2bn Euro commercial paper programme and a $10bn US Dollar commercial paper programme pursuant to which members of the Group may issue commercial paper from time to time. The weighted average interest rate on the commercial paper as at 31 December 2022 was 3.23% (31 December 2021: nil).

As at 31 December 2022, the Group had short-term bank loans of £18m (31 December 2021: £41m). The weighted average interest rate on short-term bank loans as at 31 December 2022 was 6.7% (31 December 2021: 3.7%).

Long-term borrowings

As part of the preparation for separation of the Group from GSK, on 16 March 2022, GSK Consumer Healthcare Capital UK plc and GSK Consumer Healthcare Capital NL B.V. (subsidiary undertakings of the Group, the EMTN Issuers) established a £10bn Euro Medium Term Note Programme (the Programme) pursuant to which the EMTN Issuers may issue notes from time to time. The EMTN Issuers have issued Pre-Separation Programme Notes under the Programme.

In addition, on 24 March 2022, GSK Consumer Healthcare Capital US LLC (the US Issuer) and GSK Consumer Healthcare Capital UK plc (the UK Issuer) issued a number of standalone bonds by way of a private placement to institutional investors in the USA and outside the USA in reliance on the exemptions from the registration requirements of the US Securities Act provided, respectively, by Rule 144A and Regulation S, each under the US Securities Act (Pre-Separation USD Notes). On 2 November 2022, the Company (via the US Issuer and the UK Issuer) completed an SEC-registered exchange offer for any and all of the Pre-Separation USD Notes for notes registered under the US Securities Act (the Exchange Notes and, together with the Pre-Separation USD Notes, the USD Notes) bearing substantially identical terms to the Pre-Separation USD Notes, except that the transfer restrictions, the special mandatory redemption provisions and registration rights applicable to the Pre-Separation USD Notes do not apply to the Exchange Notes. The special mandatory redemption provisions and registration rights applicable to the Pre-Separation USD Notes also do not apply to the remaining USD Notes that are not Exchange Notes.

As at 31 December 2022, the Group had within long-term borrowings, Pre-Separation Programme Notes and Pre-Separation USD Notes of £9,861m (31 December 2021: £nil), of which £5,299m (31 December 2021: £nil) fell due in more than five years. The average effective pre-swap interest rate of all notes in issue as at 31 December 2022 was 3.07% (31 December 2021: nil).

On 13 July 2022, the Group drew down £1,493m under a three-year term loan from its term loan facility in preparation for the payment of the pre-separation cash dividend and the final sweep dividend. The interest rate on the loan was based on the Sterling Overnight Interbank Average rate (SONIA) plus Margin, determined in accordance with the terms of the term loan facility. All of the term loan was repaid during the year ended 31 December 2022 through a combination of operating cash flows and proceeds from commercial paper issuance.

On 17 July 2022, as part of the demerger activities, the Company issued 25,000,000 non-voting preference shares of £1.00 each to Pfizer Inc., with a coupon rate of 9.5% per annum. The non-voting preference shares (NVPS) command a mandatory quarterly coupon and can only be redeemed after a period of five years. The Group has, therefore, classified the non-voting preference shares as a financial liability. Pfizer Inc., has subsequently disposed of the NVPS to an external third party.

Committed credit facilities

The Group has undrawn credit facilities of £1,000m and $1,400m with initial maturity dates of September 2025 and September 2023 respectively. As at 31 December 2022, no amounts were drawn under these facilities.

Lease liabilities

The maturity analysis of lease liabilities recognised on the Group balance sheet is as follows:

	2022 £m	2021 £m
Rental payments due within one year	(44)	(30)
Rental payments due between one and two years	(36)	(22)
Rental payments due between two and three years	(25)	(15)
Rental payments due between three and four years	(21)	(13)
Rental payments due between four and five years	(13)	(10)
Rental payments due after five years	(22)	(27)
Total	(161)	(117)

Refer to Note 8 ‘Net finance costs’ for further details on finance expense arising on lease liabilities.

Movement in assets and liabilities arising from financing activities

	At 1 January 2022 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 31 December 2022 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	–	(9,209)	(772)	95	(9,886)
Short-term borrowings	(41)	(277)	–	(2)	(320)
Lease liabilities	(117)	45	(11)	(78)	(161)
Derivative financial instruments	(2)	(345)	–	235	(112)
Total financial liabilities arising from financing activities[1]	(160)	(9,786)	(783)	250	(10,479)
Cash and cash equivalents net of bank overdrafts	406	190	15	–	611
Total	246	(9,596)	(768)	250	(9,868)

1	In addition, total cash flow relating to interest paid during the year was £163m and accrued interest as at year end was £104m (refer to Note 18 ’Trade and other payables’).

	At 1 January 2021 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 31 December 2021 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	–	–	–	–	–
Short-term borrowings	(37)	(8)	4	–	(41)
Lease liabilities	(139)	38	–	(16)	(117)
Derivative financial instruments	(19)	–	–	17	(2)
Total financial liabilities arising from financing activities	(195)	30	4	1	(160)
Cash and cash equivalents net of bank overdrafts	323	87	(4)	–	406
Total	128	117	–	1	246